CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flow from operating activities
Net loss	¥ (459,394)	$ (66,816)	¥ (316,142)	¥ (209,252)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	31,069	4,519	13,400	12,865
Amortization of intangible assets	32,910	4,787	26,102	6,846
Deferred tax (benefit) expense	(6)	(1)	405	(496)
Share-based compensation	108,628	15,799	91,143	163,341
Losses on disposal of property and equipment	0	0	171	15
Impairment loss on long-term investments	149,896	21,801	28,781	3,440
Provision for bad debt	0	0	1,500	200
Loss from equity method investments	15,025	2,185	2,128	406
Investment income from short-term investments	(6,118)	(890)	0	0
Reimbursement of American Depositary Receipt ("ADR") program related expenses	0	0	0	(1,390)
Gain on disposal of subsidiaries	(12,965)	(1,886)	(5,477)	(136,914)
Changes in operating assets and liabilities:
Account payable	0	0	0	18
Accounts receivable	0	0	0	(4,360)
Prepayments and other receivables	7,946	1,156	(32,208)	(4,347)
Deposits	612	89	46	(4,759)
Accrued expenses and other current liabilities	(1,395)	(203)	11,619	55,359
Accrued payroll and welfare payable	(1,800)	(262)	413	1,807
Long-term payables	(24,690)	(3,591)	(19,623)	(2,456)
Income tax payable	(224)	(33)	(2,133)	5,336
Net cash used in operating activities	(160,506)	(23,346)	(199,875)	(114,341)
Cash flows from investing activities
Acquisition of property and equipment	(35,623)	(5,181)	(72,892)	(26,888)
Acquisition of intangible assets	(1,053)	(153)	(2,142)	0
Disposal of subsidiaries and VIEs, net of cash disposed	23,683	3,445	71,820	224,392
Acquisition of other long-term investments	(11,059)	(1,608)	(302,317)	(28,385)
Cash paid for business combination, net of cash	0	0	(374,342)	(6,671)
Cash paid for short-term investments	0	0	(20,000)	(213,460)
Cash received from return of short-term investments	0	0	0	100,000
Cash distribution from short-term investments	6,118	890	0	0
Cash paid for time deposits	0	0	0	(938,928)
Cash received from return of time deposits	0	0	804,692	1,386,854
Cash received from return of other long-term investments	7,593	1,104	0	0
Proceeds from disposal of property and equipment	0	0	3,536	24
Proceeds from disposal of other long-term investments	5,843	850	0	0
Loans provided to third-parties	(10,009)	(1,456)	0	0
Repayment of loans provided to third-parties	5,021	730	0	0
Net cash provided by (used in) investing activities	(9,486)	(1,379)	108,355	496,938
Cash flows from financing activities
Proceeds from the exercise of share options	41,473	6,032	5,583	12,558
Repurchase of ordinary shares	0	0	(17,283)	(131,042)
Withdraw of prepayment for share repurchase	13,318	1,937	0	0
Reimbursement of ADR program related expenses	0	0	0	1,390
Net cash (used in) provided by financing activities	54,791	7,969	(11,700)	(117,094)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	21,226	3,087	(43,224)	47
Net increase (decrease) in cash, cash equivalents and restricted cash	(93,975)	(13,669)	(146,444)	265,550
Cash, cash equivalents and restricted cash at beginning of the year	530,362	77,138	676,806	411,256
Cash, cash equivalents and restricted cash at end of the year	436,387	63,469	530,362	676,806
Supplemental disclosures of cash flow information:
Income tax paid	0	0	(8,931)	(51)
Interest received	¥ 16,000	$ 2,327	¥ 19,416	¥ 18,977